Note 15 - Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Stockholders Equity [Table Text Block]
	Number of Shares	Preferred Shares Amount	Dividends paid-in-kind	Total
Issued, May 30, 2018	19,042	18,192,129	-	18,192,129
Dividends declared	566	-	565,229	565,229
Balance, December 31, 2018	19,608	18,192,129	565,229	18,757,358